CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating expenses:
Warrant issuance expense								$ 500,307		$ 500,307
Exchange listing fees	$ 21,249			$ 20,178			$ 63,518	140,543		160,721
Legal fees	1,003,710			17,380			3,517,185	139,324		215,000
General, administrative, and other expenses	471,369			217,784			1,501,781	653,646	$ 22,252	877,640
Total operating expenses	1,496,328			255,342			5,082,484	1,433,820	22,252	1,753,668
Loss from operations	(1,496,328)			(255,342)			(5,082,484)	(1,433,820)	(22,252)	(1,753,668)
Other income (expenses):
Change in fair value of warrant liability	922,888			1,454,500			(3,753,738)	13,214,963		14,304,338
Interest income on cash held in bank account	3,901						18,991
Interest income on treasury securities held in Trust Account	514,356			1,251,524			4,405,609	1,709,000		3,939,359
Interest income										3,939,359
Unrealized gain (loss) on treasury securities held in Trust Account	44,693			47,960			(62,494)	9,732		57,498
Other income	1,485,838			2,753,984			608,368	14,933,695		18,301,195
Income (loss) before provision for income taxes	(10,490)			2,498,642			(4,474,116)	13,499,875	(22,252)	16,547,527
Provision for income taxes	(98,248)			(217,336)			(897,753)	(325,757)		(783,546)
Net (loss) income	$ (108,738)	$ (6,582,267)	$ 1,319,136	$ 2,281,306	$ 1,450,175	$ 9,442,637	$ (5,371,869)	$ 13,174,118	$ (22,252)	$ 15,763,981
Class A common stock
Other income (expenses):
Basic weighted average shares outstanding	3,998,687			24,150,000			12,192,078	22,115,385		22,604,795
Diluted weighted average shares outstanding	3,998,687			24,150,000			12,192,078	22,115,385		22,604,795
Basic net (loss) income per share										$ 0.53
Diluted net (loss) income per share										$ 0.53
Redeemable Class A common stock
Other income (expenses):
Net (loss) income	$ (38,672)			$ 1,754,851			$ (3,369,552)	$ 9,923,259		$ 11,937,823
Basic weighted average shares outstanding	3,998,687			24,150,000			12,192,078	22,115,385		22,604,795
Diluted weighted average shares outstanding	3,998,687			24,150,000			12,192,078	22,115,385		22,604,795
Basic net (loss) income per share	$ (0.01)			$ 0.07			$ (0.28)	$ 0.45		$ 0.53
Diluted net (loss) income per share	$ (0.01)			$ 0.07			$ (0.28)	$ 0.45		$ 0.53
Non-redeemable Class A and Class B common stock
Other income (expenses):
Net (loss) income	$ (70,066)			$ 526,455			$ (2,002,317)	$ 3,250,859
Basic weighted average shares outstanding	7,245,000			7,245,000			7,245,000	7,245,000
Diluted weighted average shares outstanding	7,245,000			7,245,000			7,245,000	7,245,000
Basic net (loss) income per share	$ (0.01)			$ 0.07			$ (0.28)	$ 0.45
Diluted net (loss) income per share	$ (0.01)			$ 0.07			$ (0.28)	$ 0.45